Metropolitan Life Insurance Company

200 Park Avenue

New York, NY 10166-0005

May 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Metropolitan Life Insurance Company

Metropolitan Life Separate Account E

File Nos. 333-176654/811-04001

Preference Premier® (offered after October 7, 2011)

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Metropolitan Life Insurance Company (the “Company”) and Metropolitan Life Separate Account E (the “Separate Account”), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of the Prospectus and the Statement of Additional Information (“SAI”) each dated April 28, 2025, now being used for certain variable annuity contracts offered by the Company through the Separate Account and otherwise required to be filed under paragraph (c) of Rule 497 do not differ from the Prospectus and SAI and contained in Post-Effective Amendment No. 29 to the Registration Statement filed electronically with the Commission on April 21, 2025.

If you have any questions, please contact me at (347) 401-4432.

Sincerely,

/s/ Robin Wagner
Robin Wagner, Esq.
Associate General Counsel
Metropolitan Life Insurance Company